Note 17 - Leases: Schedule of Weighted Average Remaining Term And Discount Rate Relating To Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Liabilities
Schedule of Weighted Average Remaining Term And Discount Rate Relating To Operating Leases

Weighted-average remaining term and discount rate related to operating leases were as follows:

	As of	As of
	December 31, 2024	December 31, 2023

Weighted-average remaining term in number of months
Operating leases	46.28	39.50
Weighted-average discount rate
Operating leases	4.39%	4.34%